INTERIM FINANCIAL STATEMENTS	9 Months Ended
Jun. 30, 2011
Interim Financial Statements [Abstract]
Interim Financial Statements [Text Block]
NOTE 3  -        INTERIM FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements as of June 30, 2011, have been prepared in accordance with accounting principles generally accepted in the United States relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the Nine months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending September 30, 2011.